Investments (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 31,250	$ 30,149
Property, plant and equipment	130,169	125,330	$ 124,201
Total assets	187,191	174,348
Current liabilities	31,380	24,176
Non-current liabilities	85,975	80,360
Shareholders' equity	69,836	69,812	59,876	$ 74,215
Total liabilities and equity	187,191	174,348
Sales Revenue	124,474	83,966	53,683
Net income for the year	36,755	19,986	948
Increase (decrease) in cash and cash equivalents	(2,484)	(1,245)	4,348
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	344	405	528	$ 892
Net income for the year	132	111	$ (193)
Fidc [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	9,194	3,951
Total assets	9,194	3,951
Current liabilities	7	1
Shareholders' equity	9,187	3,950
Total liabilities and equity	9,194	3,951
Net income for the year	1,454	416
Increase (decrease) in cash and cash equivalents	616	2
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	200	134
Property, plant and equipment	298	279
Other non-current assets	3	2
Total assets	501	415
Current liabilities	145	109
Non-current liabilities	237	246
Shareholders' equity	119	60
Total liabilities and equity	501	415
Sales Revenue	350	327
Net income for the year	181	150
Increase (decrease) in cash and cash equivalents	72	42
Gaspetro [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets		462
Total assets		462
Current liabilities		58
Shareholders' equity		404
Total liabilities and equity		462
Sales Revenue	100	132
Net income for the year	21	47
Increase (decrease) in cash and cash equivalents	$ (14)	7
Consolidated structured entities [member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Net income for the year		(133)
Increase (decrease) in cash and cash equivalents		$ (333)